CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash	$ 293,137	$ 399,935
Prepaid expenses	137,676	326,283		$ 17,000
Total current assets	430,813	726,218		23,410
Investments held in Trust Account	416,517,794	414,023,891
Total Assets	416,948,607	414,750,109		463,162
Current liabilities:
Accounts payable	135,297	176,063		116,374
Accounts payable - related party	300,000	165,000
Accrued expenses	2,733,810	988,825
Working capital loan - related party	500,000	0
Total current liabilities	3,669,107	1,329,888		450,843
Derivative warrant liabilities	929,400	17,348,800
Deferred underwriting commissions	14,490,000	14,490,000
Total liabilities	19,088,507	33,168,688		450,843
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 41,400,000 shares at approximately $10.06 and $10.00 per share as of September 30, 2022 and December 31, 2021, respectively	416,417,794	414,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value 5,000,000 shares authorized none issued or outstanding
Additional paid-in capital				23,965
Accumulated deficit	(18,558,729)	(32,419,614)		(12,681)
Total shareholders' deficit	(18,557,694)	(32,418,579)		12,319
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	416,948,607	414,750,109		463,162
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 1,035	$ 1,035	[1]	$ 1,035	[1]

[1]	The December 31, 2020, amount included up to 1,350,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On February 9, 2021, the full amount of the over-allotment was exercised resulting in no forfeiture of shares.